Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2016
Stock-based compensation
Stock-based compensation, fair value assumptions

U.S. Cellular estimated the fair value of stock options granted during 2016, 2015 and 2014 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2016	2015	2014
Expected life	4.7 years	4.6 years	4.5 years
Expected annual volatility rate	30.5%	30.1%	28.0%-28.1%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.2%	1.2%	1.4%-1.5%
Estimated annual forfeiture rate	9.4%	9.7%	9.4%

Summary of stock options

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2016 is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2015	4,102,000	$40.62
(1,849,000 exercisable)		$44.33
Granted	898,000	45.87
Exercised	(541,000)	35.34
Forfeited	(197,000)	39.08
Expired	(289,000)	50.06
Outstanding at December 31, 2016	3,973,000	$41.92	$14	6.8
(1,937,000 exercisable)		$42.54	$7	5.0

Summary of nonvested restricted stock units

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2016 and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2015	1,194,000	$36.70
Granted	571,000	43.32
Vested	(348,000)	31.52
Forfeited	(107,000)	39.28
Nonvested at December 31, 2016	1,310,000	$40.74

Stock-based compensation

The following table summarizes stock‑based compensation expense recognized during 2016, 2015 and 2014:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Stock option awards	$11	$11	$10
Restricted stock unit awards	14	13	11
Deferred compensation bonus and matching stock unit awards	–	–	–
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation, before income taxes	26	25	22
Income tax benefit	(10)	(10)	(8)
Total stock-based compensation expense, net of income taxes	$16	$15	$14

Stock-based compensation, allocation by financial statement line item

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2016	2015	2014
(Dollars in millions)
Selling, general and administrative expense	$23	$22	$19
System operations	3	3	3
Total stock-based compensation expense	$26	$25	$22